CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 52,307	$ 48,405	$ 72,790	$ 51,814
Other comprehensive income (loss), net of income tax:
Net unrealized gain (loss) on derivatives	2,338	9,145	(4,044)	34,343
Foreign currency translation adjustment	1,707	(43,460)	13,415	(43,852)
Total other comprehensive income (loss)	4,045	(34,315)	9,371	(9,509)
Comprehensive income	56,352	14,090	82,161	42,305
Less: Comprehensive income attributable to noncontrolling interests	(10,779)	(2,555)	(19,207)	(7,207)
Comprehensive income attributable to Dole plc	$ 45,573	$ 11,535	$ 62,954	$ 35,098